Taxes on Income (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 3,914	$ 4,355
Allowances, reserves and intangible assets	1,361	1,974
Deferred tax assets before valuation allowance	5,275	6,329
Less - valuation allowance	(3,417)	(3,339)
Deferred tax assets, net	$ 1,858	$ 2,990